Reportable Segments (Details Textual)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Reportable Segments (Textuals) [Abstract]
Number of reportable segments	3	3
Number of industries in which company operates	1	1